Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts payables [Abstract]
Schedule of other accounts payable
	December 31, 2022	December 31, 2021

Employees and authorities	1,050	770
Contingent liability	695	262
Others	286	214
Total	2,031	1,246